UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21423

                             The Gabelli Dividend & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                    Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                    Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Dividend & Income Trust

Semiannual Report — June 30, 2014

(Y)our Portfolio Management Team

To Our Shareholders,

For six months ended June 30, 2014, the net asset value (“NAV”) total return of The Gabelli Dividend & Income Trust (the “Fund”) was 8.6%, compared with a total return of 7.1% for the Standard & Poor’s (“S&P”) 500 Index. The total return for the Fund’s publicly traded shares was 7.0%. The Fund’s NAV per share was $24.44, while the price of the publicly traded shares closed at $21.90 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2014.

Comparative Results

Average Annual Returns through June 30, 2014 (a) (Unaudited)					Since Inception (11/28/03)
	Year to Date	1 Year	5 Year	10 Year
Gabelli Dividend & Income Trust
NAV Total Return (b)	8.62%	26.88%	21.82%	9.50%	9.21%
Investment Total Return (c)	7.03	26.11	24.90	10.28	8.56
S&P 500 Index	7.14	24.61	18.83	7.78	8.20
Dow Jones Industrial Average	2.66	15.46	17.76	7.62	7.96(d)
Nasdaq Composite Index	6.18	30.98	20.57	9.20	9.16

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will  fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the  performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for  periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of  the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.
(d)	From November 30, 2003, the date closest to the Fund’s inception for which data is available.

The Gabelli Global Small and Mid Cap Value Trust

Semiannual Report — June 30, 2014

(Y)our Portfolio Management Team

To Our Shareholders,

For the period June 23, 2014 through June 30, 2014, the net asset value (“NAV”) total return of The Gabelli Global Small and Mid Cap Trust (the “Fund” or “Global Trust”) was 0.1%, compared with a total return of 0.4% for the Morgan Stanley Capital International (“MSCI”) World SMID Cap Index. The total return for the Fund’s publicly traded shares was (10.2)%. The Fund’s NAV per share was $12.01, while the price of the publicly traded shares closed at $10.78 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2014.

Comparative Results

Average Annual Returns through June 30, 2014 (a) (Unaudited)	Since
Inception (06/23/14)
Gabelli Global Small and Mid Cap Value Trust
NAV Total Return (b)	0.08%
Investment Total Return (c)	(10.17)
MSCI World SMID Cap Index	0.41

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will  fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the  performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for  periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of  the Fund before investing. The MSCI World SMID Cap Index captures mid and small cap representation across 23 developed markets. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Total returns reflect changes in the NAV per share. Since inception return is based on an initial NAV of $12.00.
(c)	Total returns reflect changes in closing market values on the NYSE. Since inception return is based on an initial offering price of $12.00.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2014:

The Gabelli Dividend & Income Trust

Financial Services	15.8%
Food and Beverage	11.0%
Energy and Utilities: Oil	9.6%
Health Care	8.7%
Retail	5.0%
Telecommunications	4.4%
Diversified Industrial	4.3%
Energy and Utilities: Services	3.6%
Energy and Utilities: Integrated	3.2%
Consumer Products	2.8%
Cable and Satellite	2.7%
Aerospace	2.5%
U.S. Government Obligations	2.3%
Entertainment	2.0%
Energy and Utilities: Natural Gas	1.9%
Automotive: Parts and Accessories	1.9%
Equipment and Supplies	1.9%
Specialty Chemicals	1.8%
Metals and Mining	1.6%
Electronics	1.3%
Business Services	1.2%
Automotive	1.2%

Environmental Services	1.1%
Computer Software and Services	1.1%
Machinery	1.1%
Energy and Utilities: Electric	0.9%
Computer Hardware	0.8%
Transportation	0.7%
Wireless Communications	0.7%
Communications Equipment	0.5%
Energy and Utilities: Water	0.4%
Consumer Services	0.4%
Paper and Forest Products	0.4%
Hotels and Gaming	0.4%
Energy and Utilities	0.3%
Building and Construction	0.2%
Agriculture	0.1%
Publishing	0.1%
Broadcasting	0.1%
Real Estate	0.0%*
Aviation: Parts and Services	0.0%*

100.0%

*	Amount represents less than 0.05%.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2014:

The Gabelli Global Small and Mid Cap Value Trust

U.S. Government Obligations	79.4%
Food and Beverage	5.2%
Health Care	1.9%
Wireless Communications	1.5%
Financial Services	1.5%
Hotels and Gaming	1.4%
Business Services	1.3%
Electronics	0.8%
Equipment and Supplies	0.8%
Consumer Products	0.7%
Energy and Utilities: Water	0.7%
Telecommunications	0.6%
Diversified Industrial	0.6%
Energy and Utilities: Electric	0.4%
Entertainment	0.4%
Retail	0.4%
Aerospace	0.4%

Specialty Chemicals	0.3%
Automotive: Parts and Accessories	0.3%
Computer Software and Services	0.2%
Cable and Satellite	0.2%
Energy and Utilities: Integrated	0.2%
Environmental Services	0.2%
Metals and Mining	0.2%
Closed-End Business Development Company	0.2%
Machinery	0.1%
Consumer Services	0.1%
Publishing	0.0%*
Energy and Utilities: Natural Gas	0.0%*
Aviation: Parts and Services	0.0%*

100.0%

*	Amount represents less than 0.05%.

The Gabelli Dividend & Income Trust

Schedule of Investments — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 96.6%
	Aerospace — 2.3%
143,000	Exelis Inc.	$1,706,921	$2,428,140
32,000	Kaman Corp.	594,408	1,367,360
107,000	Rockwell Automation Inc.	4,661,464	13,392,120
1,325,000	Rolls-Royce Holdings plc	9,932,407	24,240,570
180,096,000	Rolls-Royce Holdings plc, Cl. C†(a)	302,164	308,215
112,000	The Boeing Co.	8,637,891	14,249,760

		25,835,255	55,986,165

	Agriculture — 0.1%
75,000	Archer Daniels Midland Co.	1,867,615	3,308,250
1,000	Bunge Ltd.	78,107	75,640

		1,945,722	3,383,890

	Automotive — 1.2%
375,000	Ford Motor Co.	5,299,890	6,465,000
213,000	General Motors Co.	7,041,367	7,731,900
289,000	Navistar International Corp.†	7,341,142	10,831,720
83,000	PACCAR Inc.	3,661,107	5,214,890

		23,343,506	30,243,510

	Automotive: Parts and Accessories — 1.9%
170,000	Dana Holding Corp.	3,332,907	4,151,400
20,000	Federal-Mogul Holdings Corp.†	366,230	404,600
357,000	Genuine Parts Co.	16,188,867	31,344,600
133,000	Johnson Controls Inc.	4,671,616	6,640,690
33,561	O’Reilly Automotive Inc.†	4,299,355	5,054,287

		28,858,975	47,595,577

	Aviation: Parts and Services — 0.0%
3,500	B/E Aerospace Inc.†	269,904	323,715

	Broadcasting — 0.1%
6,000	Dolby Laboratories Inc., Cl. A†	239,559	259,200
8,000	Liberty Media Corp., Cl. A†	826,886	1,093,440

		1,066,445	1,352,640

	Building and Construction — 0.2%
78,000	Fortune Brands Home & Security Inc.	1,037,580	3,114,540
115,000	Layne Christensen Co.†	2,491,473	1,529,500

		3,529,053	4,644,040

	Business Services — 1.2%
100,000	ACCO Brands Corp.†	754,699	641,000
37,800	Aramark	917,119	978,264
90,500	Diebold Inc.	2,853,928	3,635,385
150,000	Fly Leasing Ltd., ADR	2,036,969	2,173,500
3,200	Jardine Matheson Holdings Ltd.	198,137	189,792

Shares		Cost	Market Value
139,000	Macquarie Infrastructure Co. LLC	$6,994,459	$8,669,430
188,000	MasterCard Inc., Cl. A	2,903,147	13,812,360
31,000	The Brink’s Co.	794,559	874,820

		17,453,017	30,974,551

	Cable and Satellite — 2.7%
70,000	AMC Networks Inc., Cl. A†	1,844,293	4,304,300
461,000	Cablevision Systems Corp., Cl. A	6,832,509	8,136,650
15,000	Cogeco Inc.	296,908	773,300
80,000	Comcast Corp., Cl. A, Special	2,636,451	4,266,400
92,000	DIRECTV†	4,797,929	7,820,920
185,000	DISH Network Corp., Cl. A†	4,818,858	12,039,800
51,000	EchoStar Corp., Cl. A†	1,315,223	2,699,940
44,000	Intelsat SA†	826,001	828,960
41,032	Liberty Global plc, Cl. A†	510,236	1,814,435
150,574	Liberty Global plc, Cl. C†	2,673,592	6,370,786
180,000	Rogers Communications Inc., Cl. B	3,721,582	7,245,000
50,000	Scripps Networks Interactive Inc., Cl. A	3,840,105	4,057,000
45,500	Time Warner Cable Inc.	5,468,466	6,702,150

		39,582,153	67,059,641

	Communications Equipment — 0.5%
110,000	Cisco Systems Inc.	2,700,340	2,733,500
384,000	Corning Inc.	4,703,885	8,428,800

		7,404,225	11,162,300

	Computer Hardware — 0.8%
178,500	Apple Inc.	11,978,134	16,588,005
10,000	International Business Machines Corp.	1,755,473	1,812,700
8,000	SanDisk Corp.	55,794	835,440

		13,789,401	19,236,145

	Computer Software and Services — 1.1%
25,000	Blucora Inc.†	371,605	471,750
15,000	CyrusOne Inc.	312,567	373,500
90,000	EarthLink Holdings Corp.	522,465	334,800
4,000	eBay Inc.†	121,970	200,240
10,000	Google Inc., Cl. A†	2,656,297	5,846,700
10,000	Google Inc., Cl. C†	2,656,297	5,752,800
22,000	Internap Network Services Corp.†	167,016	155,100
70,000	MedAssets Inc.†	1,416,944	1,598,800
223,000	Microsoft Corp.	6,485,520	9,299,100
12,000	RealD Inc.†	124,957	153,120
123,000	Yahoo! Inc.†	2,360,763	4,320,990

		17,196,401	28,506,900

	Consumer Products — 2.8%
15,000	Altria Group Inc.	321,235	629,100

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
304,600	Avon Products Inc.	$6,148,215	$4,450,206
5,000	Church & Dwight Co. Inc.	312,042	349,750
88,000	Coty Inc., Cl. A	1,489,178	1,507,440
2,700	Energizer Holdings Inc.	322,723	329,481
40,000	Hanesbrands Inc.	842,292	3,937,600
57,500	Harman International Industries Inc.	2,309,584	6,177,225
57,000	Kimberly-Clark Corp.	3,402,265	6,339,540
32,000	Philip Morris International Inc.	1,586,367	2,697,920
7,000	Stanley Black & Decker Inc.	544,312	614,740
885,000	Swedish Match AB	12,211,252	30,729,397
145,000	The Procter & Gamble Co.	8,103,680	11,395,550

		37,593,145	69,157,949

	Consumer Services — 0.4%
65,000	Liberty Interactive Corp., Cl. A†	1,223,741	1,908,400
4,000	Liberty Ventures, Cl. A†	92,099	295,200
246,500	The ADT Corp.	7,924,126	8,612,710

		9,239,966	10,816,310

	Diversified Industrial — 3.9%
92,000	Bouygues SA	3,213,947	3,828,399
68,000	Eaton Corp. plc	3,486,996	5,248,240
992,000	General Electric Co.	21,647,279	26,069,760
347,000	Honeywell International Inc.	14,330,748	32,253,650
56,000	ITT Corp.	1,056,566	2,693,600
5,600	Jardine Strategic Holdings Ltd.	199,457	200,088
20,000	Pentair plc	778,525	1,442,400
5,500	Sulzer AG	543,213	771,538
252,000	Textron Inc.	1,826,603	9,649,080
100,000	Toray Industries Inc.	670,600	657,421
310,000	Tyco International Ltd.	6,845,118	14,136,000

		54,599,052	96,950,176

	Electronics — 1.3%
524,900	Intel Corp.	10,755,156	16,219,410
400,000	Sony Corp., ADR	7,831,242	6,708,000
70,000	TE Connectivity Ltd.	2,377,312	4,328,800
100,000	Texas Instruments Inc.	2,905,588	4,779,000

		23,869,298	32,035,210

	Energy and Utilities: Electric — 0.9%
18,000	ALLETE Inc.	589,264	924,300
23,000	American Electric Power Co. Inc.	763,145	1,282,710
18,000	Edison International	643,886	1,045,980
12,000	El Paso Electric Co.	404,638	482,520
80,000	Electric Power Development Co. Ltd.	2,082,658	2,598,095

Shares		Cost	Market Value
86,000	Great Plains Energy Inc.	$1,671,307	$2,310,820
34,000	Integrys Energy Group Inc.	1,609,910	2,418,420
185,208	Northeast Utilities	3,275,478	8,754,782
5,000	Pepco Holdings Inc.	99,045	137,400
18,000	Pinnacle West Capital Corp.	702,877	1,041,120
45,000	The AES Corp.	492,617	699,750

		12,334,825	21,695,897

	Energy and Utilities: Integrated — 3.2%
2,000	Alliant Energy Corp.	54,848	121,720
35,000	Avista Corp.	648,077	1,173,200
29,000	Black Hills Corp.	761,115	1,780,310
30,000	Chubu Electric Power Co. Inc.†	542,087	372,834
560,000	CONSOL Energy Inc.	21,095,277	25,799,200
16,000	Consolidated Edison Inc.	640,100	923,840
8,000	Dominion Resources Inc.	281,390	572,160
18,000	Duke Energy Corp.	885,495	1,335,420
100,000	Edison SpA†	220,882	68,670
20,000	Endesa SA	506,664	773,655
240,000	Enel SpA	1,127,668	1,398,001
24,000	FirstEnergy Corp.	839,395	833,280
41,000	Hawaiian Electric Industries Inc.	945,389	1,038,120
401,000	Hera SpA	792,954	1,142,106
16,000	Hokkaido Electric Power Co. Inc.†	222,674	123,666
29,000	Hokuriku Electric Power Co.	471,904	384,453
50,000	Iberdrola SA, ADR	1,114,952	1,535,000
132,000	Korea Electric Power Corp., ADR	1,828,384	2,428,800
49,000	Kyushu Electric Power Co. Inc.†	822,393	551,888
34,000	MGE Energy Inc.	729,585	1,343,340
27,000	National Grid plc, ADR	1,223,561	2,008,260
114,000	NextEra Energy Inc.	4,747,154	11,682,720
60,000	NiSource Inc.	1,249,133	2,360,400
67,000	OGE Energy Corp.	786,977	2,618,360
22,000	Ormat Technologies Inc.	330,000	634,260
34,000	Public Service Enterprise Group Inc.	1,026,890	1,386,860
63,000	Shikoku Electric Power Co. Inc.†	1,156,811	879,345
56,000	The Chugoku Electric Power Co. Inc.	981,903	763,950
40,000	The Empire District Electric Co.	860,829	1,027,200
22,000	The Kansai Electric Power Co. Inc.†	319,069	207,394
50,000	Tohoku Electric Power Co. Inc.	749,961	586,842
37,000	Vectren Corp.	1,040,975	1,572,500

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Integrated (Continued)
78,000	Westar Energy Inc.	$1,616,177	$2,978,820
41,000	Wisconsin Energy Corp.	670,733	1,923,720
140,000	Xcel Energy Inc.	2,316,806	4,512,200

		53,608,212	78,842,494

	Energy and Utilities: Natural Gas — 1.9%
11,000	AGL Resources Inc.	429,547	605,330
50,000	Delta Natural Gas Co. Inc.	667,803	1,098,000
123,374	Kinder Morgan Inc.	3,267,792	4,473,541
314,000	National Fuel Gas Co.	9,371,536	24,586,200
11,500	ONE Gas Inc.	160,476	434,125
23,000	ONEOK Inc.	798,602	1,565,840
98,000	Sempra Energy	2,986,581	10,261,580
14,000	South Jersey Industries Inc.	404,407	845,740
62,000	Southwest Gas Corp.	1,639,012	3,272,980
1,000	The Laclede Group Inc.	30,951	48,550

		19,756,707	47,191,886

	Energy and Utilities: Oil — 9.6%
85,000	Anadarko Petroleum Corp.	5,486,866	9,304,950
51,000	Apache Corp.	3,012,621	5,131,620
215,000	BG Group plc, ADR	1,741,038	4,590,250
178,000	BP plc, ADR	7,853,027	9,389,500
69,000	Chesapeake Energy Corp.	1,382,910	2,144,520
162,000	Chevron Corp.	12,269,883	21,149,100
303,700	ConocoPhillips	15,012,128	26,036,201
124,000	Devon Energy Corp.	6,533,900	9,845,600
135,000	Eni SpA, ADR	5,018,895	7,411,500
194,000	Exxon Mobil Corp.	12,743,974	19,531,920
47,000	Hess Corp.	2,031,593	4,647,830
331,000	Marathon Oil Corp.	7,392,995	13,213,520
138,000	Marathon Petroleum Corp.	4,335,408	10,773,660
80,000	Murphy Oil Corp.	3,670,311	5,318,400
211,000	Occidental Petroleum Corp.	10,781,443	21,654,930
200	PetroChina Co. Ltd., ADR	12,118	25,110
14,000	Petroleo Brasileiro SA, ADR	311,100	204,820
184,350	Phillips 66	9,506,850	14,827,271
220,000	Repsol SA, ADR	4,579,194	5,830,000
220,000	Royal Dutch Shell plc, Cl. A, ADR	11,028,128	18,121,400
615,000	Statoil ASA, ADR	9,566,391	18,960,450
153,000	Total SA, ADR	6,870,844	11,046,600

		141,141,617	239,159,152

	Energy and Utilities: Services — 3.6%
94,000	ABB Ltd., ADR	1,023,613	2,163,880
77,000	Cameron International Corp.†	1,522,350	5,213,670
80,000	Diamond Offshore Drilling Inc.	4,329,501	3,970,400
40,000	Dresser-Rand Group Inc.†	2,333,727	2,549,200
488,600	Halliburton Co.	15,629,235	34,695,486

Shares		Cost	Market Value
10,000	Noble Corp. plc	$254,820	$335,600
24,000	Oceaneering International Inc.	489,219	1,875,120
76,000	Rowan Companies plc, Cl. A	2,738,432	2,426,680
115,000	Schlumberger Ltd.	3,860,342	13,564,250
80,000	Transocean Ltd.	4,249,492	3,602,400
804,000	Weatherford International plc†	13,778,544	18,492,000

		50,209,275	88,888,686

	Energy and Utilities: Water — 0.4%
16,000	American States Water Co.	204,365	531,680
109,000	American Water Works Co. Inc.	2,238,386	5,390,050
74,000	Aqua America Inc.	998,965	1,940,280
30,000	Severn Trent plc	764,139	991,922
64,000	SJW Corp.	1,157,425	1,740,800
9,000	The York Water Co.	117,059	187,380
6,000	United Utilities Group plc, ADR	168,600	181,140

		5,648,939	10,963,252

	Entertainment — 2.0%
55,000	Take-Two Interactive Software Inc.†	648,794	1,223,200
93,000	The Madison Square Garden Co., Cl. A†	1,972,750	5,807,850
225,000	Time Warner Inc.	6,628,573	15,806,250
150,000	Twenty-First Century Fox Inc., Cl. B	3,786,855	5,134,500
121,000	Viacom Inc., Cl. B	5,962,541	10,494,330
406,600	Vivendi SA	10,885,628	9,949,256
21,000	World Wrestling Entertainment Inc., Cl. A	228,326	250,530

		30,113,467	48,665,916

	Environmental Services — 1.1%
170,200	Progressive Waste Solutions Ltd.	3,567,164	4,369,034
250,000	Republic Services Inc.	7,625,344	9,492,500
23,000	Veolia Environnement SA	275,698	438,238
8,000	Waste Connections Inc.	285,494	388,400
310,000	Waste Management Inc.	11,915,537	13,866,300

		23,669,237	28,554,472

	Equipment and Supplies — 1.9%
93,000	CIRCOR International Inc.	2,086,876	7,173,090
50,000	Graco Inc.	2,633,008	3,904,000
170,000	Mueller Industries Inc.	3,689,272	4,999,700
705,000	RPC Inc.	3,059,996	16,560,450
124,000	Sealed Air Corp.	2,852,936	4,237,080
80,000	Tenaris SA, ADR	3,479,720	3,772,000
100,000	The Timken Co.	5,468,492	6,784,000

		23,270,300	47,430,320

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services — 15.8%
8,000	Alleghany Corp.†	$2,949,449	$3,504,960
436,200	American Express Co.	18,792,328	41,382,294
675,000	American International Group Inc.	22,214,437	36,841,500
310,000	Bank of America Corp.	2,043,743	4,764,700
9,000	Berkshire Hathaway Inc., Cl. B†	891,117	1,139,040
70,000	Blackhawk Network Holdings Inc., Cl. B†	1,633,326	1,879,500
21,000	BlackRock Inc.	3,177,923	6,711,600
140,000	Citigroup Inc.	5,246,149	6,594,000
110,000	CME Group Inc.	7,082,901	7,804,500
15,322	Credit Acceptance Corp.†	1,996,523	1,886,138
15,000	Cullen/Frost Bankers Inc.	1,150,602	1,191,300
120,000	Discover Financial Services	1,813,182	7,437,600
100,000	Fidelity National Financial Inc., Cl. A†	1,848,451	3,276,000
235,000	First Niagara Financial Group Inc.	3,049,842	2,053,900
55,000	H&R Block Inc.	970,098	1,843,600
25,000	Hong Kong Exchanges and Clearing Ltd.	402,742	466,105
50,000	HSBC Holdings plc, ADR	2,949,940	2,540,000
210,000	Invesco Ltd.	5,026,220	7,927,500
580,700	JPMorgan Chase & Co.	21,806,677	33,459,934
40,000	Kinnevik Investment AB, Cl. B	874,004	1,704,994
89,250	KKR & Co. LP	2,025,975	2,171,452
378,950	Legg Mason Inc.	9,722,968	19,443,924
43,000	M&T Bank Corp.	2,824,121	5,334,150
275,000	Morgan Stanley	5,578,087	8,890,750
72,000	National Australia Bank Ltd., ADR	854,233	1,114,560
200,000	Navient Corp.	1,692,303	3,542,000
170,000	New York Community Bancorp Inc.	2,844,696	2,716,600
114,000	Northern Trust Corp.	5,341,292	7,319,940
44,093	Protective Life Corp.	3,062,905	3,056,968
235,000	SLM Corp.	1,349,417	1,952,850
219,000	State Street Corp.	9,371,562	14,729,940
172,000	T. Rowe Price Group Inc.	9,166,935	14,518,520
756,000	The Bank of New York Mellon Corp.	21,875,632	28,334,880
200,000	The Blackstone Group LP	6,617,050	6,688,000
200,000	The Hartford Financial Services Group Inc.	6,337,167	7,162,000
287,000	The PNC Financial Services Group Inc.	16,205,798	25,557,350
136,000	The Travelers Companies Inc.	6,470,934	12,793,520
130,000	U.S. Bancorp	3,910,683	5,631,600
53,000	W. R. Berkley Corp.	2,016,528	2,454,430

Shares		Cost	Market Value
138,000	Waddell & Reed Financial Inc., Cl. A	$2,932,522	$8,637,420
653,500	Wells Fargo & Co.	20,148,768	34,347,960
20,000	Willis Group Holdings plc	616,950	866,000

		246,886,180	391,673,979

	Food and Beverage — 11.0%
5,000	Brown-Forman Corp., Cl. B	341,437	470,850
115,000	Campbell Soup Co.	3,812,255	5,268,150
500,000	China Mengniu Dairy Co. Ltd.	1,245,706	2,312,784
10,000	Chr Hansen Holding A/S	427,541	421,132
231,000	ConAgra Foods Inc.	6,105,662	6,856,080
35,000	Constellation Brands Inc., Cl. A†	621,761	3,084,550
241,918	Danone SA	12,144,463	17,967,455
2,000,000	Davide Campari-Milano SpA	11,447,762	17,307,956
10,000	Diageo plc, ADR	908,150	1,272,700
245,000	Dr Pepper Snapple Group Inc.	6,850,961	14,352,100
549,000	General Mills Inc.	16,774,299	28,844,460
18,000	Heineken Holding NV	747,987	1,183,445
275,000	ITO EN Ltd.	6,055,387	7,049,751
45,000	Kellogg Co.	2,317,412	2,956,500
375,000	Kikkoman Corp.	4,483,113	7,810,572
206,666	Kraft Foods Group Inc.	6,593,156	12,389,627
793,000	Mondelēz International Inc., Cl. A	15,959,778	29,824,730
150,000	Morinaga Milk Industry Co. Ltd.	588,860	540,447
28,000	Nestlé SA	1,838,460	2,169,147
35,000	Nestlé SA, ADR	2,563,158	2,718,450
168,000	NISSIN FOODS HOLDINGS CO. LTD.	5,735,429	8,640,047
1,600,000	Parmalat SpA	4,796,266	5,472,819
339,450	Parmalat SpA, GDR(b)(c)	981,615	1,160,953
219,000	PepsiCo Inc.	14,173,217	19,565,460
62,000	Pernod Ricard SA	5,311,274	7,445,433
10,000	Post Holdings Inc.†	540,050	509,100
23,800	Remy Cointreau SA	1,300,263	2,189,678
18,000	Suntory Beverage & Food Ltd.	573,702	706,283
630,000	The Coca-Cola Co.	14,678,982	26,686,800
299,000	The Hillshire Brands Co.	8,051,704	18,627,700
5,000	The J.M. Smucker Co.	492,577	532,850
30,000	Unilever plc, ADR	960,480	1,359,300
324,000	Yakult Honsha Co. Ltd.	8,320,490	16,407,087

		167,743,357	274,104,396

	Health Care — 8.6%
134,000	Abbott Laboratories	3,939,023	5,480,600
50,000	AbbVie Inc.	1,467,786	2,822,000
76,000	Actavis plc†	11,312,220	16,951,800
46,655	Aetna Inc.	3,018,187	3,782,787
75,000	Akorn Inc.†	1,686,149	2,493,750
115,000	Alere Inc.†	4,009,377	4,303,300

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
35,000	AmerisourceBergen Corp.	$1,623,918	$2,543,100
25,000	Amgen Inc.	2,488,356	2,959,250
40,000	Baxter International Inc.	2,752,545	2,892,000
401,952	BioScrip Inc.†	2,720,205	3,352,280
68,676	Bristol-Myers Squibb Co.	2,041,209	3,331,473
17,000	Chemed Corp.	1,125,225	1,593,240
35,000	Cigna Corp.	2,672,827	3,218,950
226,000	Covidien plc	10,308,157	20,380,680
45,000	DaVita HealthCare Partners Inc.†	2,734,777	3,254,400
100,000	Eli Lilly & Co.	4,323,602	6,217,000
12,000	Endo International plc†	385,340	840,240
85,000	Express Scripts Holding Co.†	5,455,455	5,893,050
40,000	Gerresheimer AG	2,664,055	2,759,414
60,000	Gilead Sciences Inc.†	4,346,331	4,974,600
50,000	HCA Holdings Inc.†	2,530,246	2,819,000
12,500	Henry Schein Inc.†	1,417,250	1,483,375
10,000	Humana Inc.	826,081	1,277,200
9,500	ICU Medical Inc.†	685,642	577,695
97,000	Johnson & Johnson	6,396,439	10,148,140
13,500	Laboratory Corp. of America Holdings†	1,184,428	1,382,400
100,000	Lexicon Pharmaceuticals Inc.†	214,261	161,000
25,000	McKesson Corp.	3,634,946	4,655,250
25,000	Mead Johnson Nutrition Co.	1,182,016	2,329,250
32,000	Medivation Inc.†	2,183,400	2,466,560
35,000	Medtronic Inc.	2,073,050	2,231,600
231,000	Merck & Co. Inc.	8,328,525	13,363,350
70,000	Mylan Inc.†	2,209,726	3,609,200
200,000	Nordion Inc.†	2,481,461	2,512,000
20,000	Orthofix International NV†	734,773	725,000
112,500	Owens & Minor Inc.	2,399,108	3,822,750
99,000	Patterson Companies Inc.	3,422,563	3,911,490
657,303	Pfizer Inc.	12,776,286	19,508,753
75,000	Quality Systems Inc.	1,458,375	1,203,750
75,000	Sanofi, ADR	2,849,575	3,987,750
60,000	St. Jude Medical Inc.	2,434,163	4,155,000
40,000	Stryker Corp.	2,574,935	3,372,800
35,000	Tenet Healthcare Corp.†	1,452,547	1,642,900
6,000	Teva Pharmaceutical Industries Ltd., ADR	315,182	314,520
25,000	The Cooper Companies Inc.	3,107,057	3,388,250
61,000	UnitedHealth Group Inc.	3,572,389	4,986,750
30,000	WellPoint Inc.	2,692,976	3,228,300
20,000	Zimmer Holdings Inc.	1,551,002	2,077,200
283,202	Zoetis Inc.	7,188,947	9,138,929

		154,952,093	214,524,076

	Hotels and Gaming — 0.4%
19,000	Accor SA	654,124	988,375

Shares		Cost	Market Value
120,000	Boyd Gaming Corp.†	$805,607	$1,455,600
800,000	Ladbrokes plc	7,280,309	1,920,865
53,000	Las Vegas Sands Corp.	2,245,077	4,039,660
270,000	Mandarin Oriental International Ltd.	495,804	514,350
6,000	Wyndham Worldwide Corp.	424,345	454,320

		11,905,266	9,373,170

	Machinery — 1.1%
689,040	CNH Industrial NV	4,309,631	7,041,989
90,500	Deere & Co.	5,168,640	8,194,775
10,000	Kennametal Inc.	404,329	462,800
275,000	Xylem Inc.	7,760,346	10,747,000

		17,642,946	26,446,564

	Metals and Mining — 1.6%
67,000	Agnico Eagle Mines Ltd.	2,501,948	2,566,100
230,000	Alcoa Inc.	2,266,458	3,424,700
20,000	Alliance Holdings GP LP	461,803	1,295,800
100,000	Barrick Gold Corp.	1,822,740	1,830,000
8,000	BHP Billiton Ltd., ADR	217,549	547,600
30,000	Franco-Nevada Corp.	1,141,089	1,722,037
495,000	Freeport-McMoRan Copper & Gold Inc.	12,859,718	18,067,500
18,000	Labrador Iron Ore Royalty Corp.	608,908	517,539
354,000	Newmont Mining Corp.	16,097,281	9,005,760
40,000	Peabody Energy Corp.	677,113	654,000

		38,654,607	39,631,036

	Paper and Forest Products — 0.4%
204,000	International Paper Co.	9,400,885	10,295,880

	Publishing — 0.1%
107,000	News Corp., Cl. B†	1,606,462	1,867,150
21,250	Time Inc.†	201,604	514,675

		1,808,066	2,381,825

	Real Estate — 0.0%
13,000	Brookfield Asset Management Inc., Cl. A	133,677	572,260
16,000	QTS Realty Trust Inc., Cl. A	347,357	458,080

		481,034	1,030,340

	Retail — 5.0%
225,000	Best Buy Co. Inc.	5,852,620	6,977,250
75,000	CST Brands Inc.	2,416,125	2,587,500
371,000	CVS Caremark Corp.	14,470,700	27,962,270
170,000	Hertz Global Holdings Inc.†	4,607,763	4,765,100
142,000	Ingles Markets Inc., Cl. A	1,615,209	3,741,700
25,000	Kohl’s Corp.	1,268,183	1,317,000
185,000	Lowe’s Companies Inc.	4,481,836	8,878,150
110,000	Macy’s Inc.	1,425,110	6,382,200
47,000	Murphy USA Inc.†	1,745,364	2,297,830

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
38,000	Outerwall Inc.†	$1,902,081	$2,255,300
94,800	Rush Enterprises Inc., Cl. B†	1,729,030	2,981,460
350,000	Safeway Inc.	8,643,715	12,019,000
265,000	Sally Beauty Holdings Inc.†	3,990,867	6,646,200
120,000	Seven & i Holdings Co. Ltd.	3,637,248	5,055,624
73,000	The Home Depot Inc.	2,703,984	5,910,080
221,000	Walgreen Co.	7,895,905	16,382,730
30,000	Wal-Mart Stores Inc.	1,472,276	2,252,100
150,000	Whole Foods Market Inc.	5,686,652	5,794,500

		75,544,668	124,205,994

	Specialty Chemicals — 1.8%
51,000	Air Products & Chemicals Inc.	4,469,072	6,559,620
52,000	Airgas Inc.	3,446,025	5,663,320
74,000	Ashland Inc.	2,044,364	8,046,760
51,385	Chemtura Corp.†	1,290,154	1,342,690
138,000	E. I. du Pont de Nemours and Co.	6,417,839	9,030,720
500,000	Ferro Corp.†	3,761,790	6,280,000
95,000	Olin Corp.	1,739,175	2,557,400
5,000	Praxair Inc.	556,243	664,200
94,000	The Dow Chemical Co.	3,601,870	4,837,240

		27,326,532	44,981,950

	Telecommunications — 4.3%
378,000	AT&T Inc.	10,866,554	13,366,080
225,000	BCE Inc.	5,607,343	10,206,000
39,000	Belgacom SA	1,195,261	1,294,215
40,000	Bell Aliant Inc.(c)	1,082,414	1,045,040
500,000	Deutsche Telekom AG, ADR	8,537,565	8,760,000
195,000	Hellenic Telecommunications Organization SA, ADR†	1,323,723	1,443,000
38,000	Loral Space & Communications Inc.†	1,642,866	2,762,220
50,000	Orange SA, ADR	1,066,613	790,000
170,000	Portugal Telecom SGPS SA	1,886,052	622,922
50,084	Telefonica SA, ADR	718,792	859,441
170,000	Telekom Austria AG	1,850,610	1,662,057
23,000	Telenet Group Holding NV†	1,046,305	1,310,776
128,870	Telephone & Data Systems Inc.	3,924,458	3,364,796
110,000	Telstra Corp. Ltd., ADR	2,014,389	2,706,000
140,000	TELUS Corp.	1,453,591	5,213,600
858,866	Verizon Communications Inc.	34,885,936	42,024,313
40,000	VimpelCom Ltd., ADR	230,241	336,000
258,181	Vodafone Group plc, ADR	12,443,191	8,620,664

		91,775,904	106,387,124

	Transportation — 0.7%
239,000	GATX Corp.	7,194,307	15,998,660

Shares		Cost	Market Value
17,000	Kansas City Southern	$285,424	$1,827,670

		7,479,731	17,826,330

	Wireless Communications — 0.7%
2,000,000	Cable & Wireless Communications plc	1,520,002	1,685,720
73,779	Crown Castle International Corp.	2,349,294	5,478,829
50,000	QUALCOMM Inc.	3,604,707	3,960,000
124,000	United States Cellular Corp.†	5,499,141	5,059,200

		12,973,144	16,183,749

	TOTAL COMMON STOCKS	1,529,902,510	2,399,867,207

	CONVERTIBLE PREFERRED STOCKS — 0.4%
	Broadcasting — 0.0%
12,588	Emmis Communications Corp., 6.250%, Ser. A †	453,121	219,535

	Energy and Utilities — 0.3%
128,000	El Paso Energy Capital Trust I, 4.750%	4,617,789	7,078,400

	Financial Services — 0.0%
1,500	Doral Financial Corp., 4.750% †	202,379	28,500

	Telecommunications — 0.1%
54,000	Cincinnati Bell Inc., 6.750%, Ser. B	1,848,738	2,591,946

	TOTAL CONVERTIBLE PREFERRED STOCKS	7,122,027	9,918,381

	PREFERRED STOCKS — 0.1%
	Health Care — 0.1%
93,066	The Phoenix Companies Inc., 7.450%	2,045,363	2,280,117

	WARRANTS — 0.0%
	Energy and Utilities: Natural Gas — 0.0%
312,800	Kinder Morgan Inc., expire 05/25/17†	532,926	869,584

	Food and Beverage — 0.0%
650	Parmalat SpA, GDR, expire 12/31/15†(b)(c)	0	402

	TOTAL WARRANTS	532,926	869,986

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Principal Amount		Cost	Market Value
	CORPORATE BONDS — 0.6%
	Aerospace — 0.2%
$2,500,000	GenCorp Inc., Sub. Deb., 4.063%, 12/31/39	$3,363,223	$5,326,562

	Diversified Industrial — 0.4%
8,800,000	Griffon Corp., Sub. Deb., 4.000%, 01/15/17(c)	8,800,000	10,191,500

	Financial Services — 0.0%
500,000	Janus Capital Group Inc., 3.250%, 07/15/14	499,937	499,937

	Real Estate — 0.0%
450,000	Palm Harbor Homes Inc., 3.250%, 05/15/24†	422,927	72,562

	TOTAL CORPORATE BONDS	13,086,087	16,090,561

	U.S. GOVERNMENT OBLIGATIONS — 2.3%
56,281,000	U.S. Treasury Bills, 0.015% to 0.080%††, 07/03/14 to 12/18/14	56,275,268	56,276,818

TOTAL INVESTMENT — 100.0%		$1,608,964,181	2,485,303,070

Other Assets and Liabilities (Net)			(2,927,273)
PREFERRED STOCK (5,603,095 preferred shares outstanding)			(459,257,875)

NET ASSETS — COMMON STOCK (82,774,478 common shares outstanding)			$2,023,117,922

NET ASSET VALUE PER COMMON SHARE ($2,023,117,922 ÷ 82,774,478 shares outstanding)			$24.44

(a)

At June 30, 2014, the Fund held an investment in a restricted and illiquid security amounting to $308,215 or 0.01% of total investments, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/14 Carrying Value Per Share
180,096,000	Rolls-Royce Holdings plc, Cl. C	04/23/14	$302,164	$0.0017

(b)	Illiquid security.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the market value of Rule 144A securities amounted to $12,397,895 or 0.50% of total investments. Except as noted in (b), these securities are liquid.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
North America	82.4%	$2,047,891,644
Europe	14.7	365,932,718
Japan	2.4	60,043,699
Asia/Pacific	0.4	10,505,189
Latin America	0.1	929,820

Total Investments	100.0%	$2,485,303,070

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 20.6%
	Aerospace — 0.4%
47,800	BBA Aviation plc	$245,907	$252,776
2,800	Kaman Corp.	118,514	119,644

		364,421	372,420

	Automotive: Parts and Accessories — 0.3%
3,000	Brembo SpA	113,319	109,517
7,000	Dana Holding Corp.	164,009	170,940

		277,328	280,457

	Aviation: Parts and Services — 0.0%
1,500	GenCorp Inc.†	29,100	28,650

	Business Services — 1.3%
2,000	Aramark	51,107	51,760
12,000	Fly Leasing Ltd., ADR	173,022	173,880
15,000	Havas SA	123,818	123,175
13,000	JC Decaux SA	484,928	485,075
9,100	Loomis AB, Cl. B	279,371	279,883
700	Macquarie Infrastructure Co. LLC	42,668	43,659
2,000	Stroeer Media AG	44,280	44,119
2,000	The Brink’s Co.	53,847	56,440
5,000	The Interpublic Group of Companies Inc.	97,230	97,550
5,000	TNT Express NV	44,507	45,255

		1,394,778	1,400,796

	Cable and Satellite — 0.2%
700	AMC Networks Inc., Cl. A†	42,546	43,043
1,000	Cogeco Cable Inc.	55,068	55,377
4,000	Com Hem Holding AB†	37,550	37,716
5,000	Intelsat SA†	94,265	94,200

		229,429	230,336

	Closed-End Business Development Company — 0.2%
13,000	MVC Capital Inc.	162,180	168,350

	Computer Software and Services — 0.2%
1,400	Computer Task Group Inc.	22,829	23,044
2,000	Global Sources Ltd.†	15,763	16,560
2,000	InterXion Holding NV†	54,027	54,760
6,000	MedAssets Inc.†	136,791	137,040

		229,410	231,404

	Consumer Products — 0.7%
600	Church & Dwight Co. Inc.	41,766	41,970
3,000	Coty Inc., Cl. A	50,311	51,390
1,200	Energizer Holdings Inc.	145,974	146,436
200	Kaba Holding AG	98,379	98,895
4,000	Shiseido Co. Ltd.	75,322	72,928
10,500	Swedish Match AB	360,044	364,586

		771,796	776,205

Shares		Cost	Market Value
	Consumer Services — 0.1%
1,000	Allegion plc	$55,769	$56,680
1,200	The ADT Corp.	41,340	41,928

		97,109	98,608

	Diversified Industrial — 0.6%
500	Crane Co.	37,197	37,180
4,000	Meggitt plc	34,746	34,639
1,500	Smiths Group plc	32,630	33,295
2,000	Sulzer AG	282,404	280,559
4,200	Wartsila OYJ Abp	211,072	208,303

		598,049	593,976

	Electronics — 0.8%
200,000	Cobra Automotive Technologies SpA†	401,906	406,408
3,000	Datalogic SpA	37,933	37,834
800	Hittite Microwave Corp.	62,464	62,360
5,000	Sparton Corp.†	144,523	138,700
6,000	Wacom Co. Ltd.	34,133	34,174
50,000	Wolfson Microelectronics plc†	197,529	198,094

		878,488	877,570

	Energy and Utilities: Electric — 0.4%
26,200	Algonquin Power & Utilities Corp.	199,625	202,077
1,000	El Paso Electric Co.	39,410	40,210
6,600	Fortis Inc.	198,159	200,836

		437,194	443,123

	Energy and Utilities: Integrated — 0.2%
68,000	Hera SpA	197,914	193,674
400	Murphy USA Inc.†	19,672	19,556

		217,586	213,230

	Energy and Utilities: Natural Gas — 0.0%
300	National Fuel Gas Co.	23,145	23,490
400	Southwest Gas Corp.	21,128	21,116

		44,273	44,606

	Energy and Utilities: Water — 0.7%
60,600	Beijing Enterprises Water Group Ltd.	40,697	40,502
1,200	Consolidated Water Co. Ltd.	14,309	14,124
19,000	Severn Trent plc	620,401	628,217

		675,407	682,843

	Entertainment — 0.4%
1,400	Rentrak Corp.†	72,388	73,430
40,000	Societe d’Edition de Canal +	334,978	339,586

		407,366	413,016

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Environmental Services — 0.2%
7,500	Progressive Waste Solutions Ltd.	$192,425	$192,525
2,000	Tomra Systems ASA	16,918	16,270

		209,343	208,795

	Equipment and Supplies — 0.8%
8,000	Interpump Group SpA	111,411	110,092
48,300	Kentz Corp. Ltd.	761,147	765,433

		872,558	875,525

	Financial Services — 1.5%
1,250	Credit Acceptance Corp.†	156,104	153,875
31,100	GAM Holding AG	578,998	592,682
1,200	Kinnevik Investment AB, Cl. A	48,507	51,635
17,000	Kinnevik Investment AB, Cl. B	666,464	724,622

		1,450,073	1,522,814

	Food and Beverage — 5.2%
3,000	Boulder Brands Inc.†	43,879	42,540
6,700	Chr Hansen Holding A/S	279,197	282,158
43,000	Davide Campari-Milano SpA	374,165	372,121
1,500	Dean Foods Co.	26,587	26,385
25,400	ITO EN Ltd.	641,140	651,141
2,600	Kerry Group plc, Cl. A	197,133	194,279
29,200	Kikkoman Corp.	613,301	608,183
80	Lindt & Spruengli AG	407,134	407,217
86,000	Maple Leaf Foods Inc.	1,593,594	1,600,637
1,500	Post Holdings Inc.†	75,087	76,365
400	Remy Cointreau SA	36,917	36,801
800	Snyder’s-Lance Inc.	21,216	21,168
3,000	The Hillshire Brands Co.	186,327	186,900
5,200	Tsingtao Brewery Co. Ltd., Cl. H	40,165	40,659
100,000	Vitasoy International Holdings Ltd.	129,045	127,606
16,000	Yakult Honsha Co. Ltd.	811,579	810,227

		5,476,466	5,484,387

	Health Care — 1.9%
7,000	Alere Inc.†	262,710	261,940
7,437	BioScrip Inc.†	60,822	62,025
4,000	Gerresheimer AG	276,280	275,941
2,500	ICU Medical Inc.†	152,425	152,025
6,000	iKang Healthcare Group Inc., ADR†	106,058	104,040
7,000	Innate Pharma SA†	84,660	85,595
25,000	Liberator Medical Holdings Inc.	100,724	93,750
600	Mallinckrodt plc†	46,284	48,012
50,000	NeoGenomics Inc.†	160,655	166,000
25,000	Nordion Inc.†	318,750	314,000
3,495	Orthofix International NV†	120,475	126,694

Shares		Cost	Market Value
5,000	Rhoen Klinikum AG	$164,017	$165,138
1,250	The Cooper Companies Inc.	169,856	169,413

		2,023,716	2,024,573

	Hotels and Gaming — 1.4%
3,000	International Game Technology	47,610	47,730
625,000	Mandarin Oriental International Ltd.	1,190,611	1,190,625
153,500	The Hongkong & Shanghai Hotels Ltd.	217,348	218,652

		1,455,569	1,457,007

	Machinery — 0.1%
200	Bucher Industries AG	67,655	68,674
1,700	Xylem Inc.	67,333	66,436

		134,988	135,110

	Metals and Mining — 0.2%
2,000	Labrador Iron Ore Royalty Corp.	57,014	57,504
1,500	Randgold Resources Ltd., ADR	125,262	126,900

		182,276	184,404

	Publishing — 0.0%
4,000	United Business Media plc	44,716	45,557

	Retail — 0.4%
5,100	CST Brands Inc.	177,026	175,950
3,000	Kohl’s Corp.	158,548	158,040
500	Outerwall Inc.†	29,932	29,675
800	Sally Beauty Holdings Inc.†	19,976	20,064

		385,482	383,729

	Specialty Chemicals — 0.3%
8,500	Chemtura Corp.†	220,859	222,105
400	International Flavors & Fragrances Inc.	41,596	41,712
800	Sensient Technologies Corp.	43,771	44,576

		306,226	308,393

	Telecommunications — 0.6%
2,000	Hellenic Telecommunications Organization SA, ADR†	15,390	14,800
14,000	Jazztel plc†	201,094	199,370
52,000	Portugal Telecom SGPS SA	199,800	190,541
6,000	Sky Deutschland AG†	54,634	55,276
3,500	Ziggo NV	160,374	161,844

		631,292	621,831

	Wireless Communications — 1.5%
1,140,000	Cable & Wireless Communications plc	949,245	960,861

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Wireless Communications (Continued)
6,400	Millicom International Cellular SA, SDR	$583,726	$586,211

		1,532,971	1,547,072

	TOTAL COMMON STOCKS	21,519,590	21,654,787

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 79.4%
$83,560,000	U.S. Treasury Bills, 0.005% to 0.108%††, 07/10/14 to 10/30/14	83,556,994	83,556,541

TOTAL INVESTMENTS — 100.0%		$105,076,584	105,211,328

Other Assets and Liabilities (Net)			(5,842,865)

NET ASSETS — COMMON STOCK
(8,271,048 common shares outstanding)			$99,368,463

NET ASSET VALUE PER COMMON SHARE
($99,368,463 ÷ 8,271,048 shares outstanding)			$12.01

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
North America	85.6%	$90,084,069
Europe	10.5	11,071,145
Japan	2.1	2,176,652
Asia/Pacific	1.6	1,722,084
Latin America	0.2	157,378

Total Investments	100.0%	$105,211,328

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust and The Gabelli Global Small and Mid Cap Value Trust

Statements of Assets and Liabilities

June 30, 2014 (Unaudited)

	The Gabelli Dividend & Income Trust	The Gabelli Global Small and Mid Cap Value Trust
Assets:
Investments, at value (cost $1,608,964,181 and $105,076,584, respectively)	$2,485,303,070	$105,211,328
Cash	4,554	—
Receivable for investments sold	896,308	—
Dividends and interest receivable	4,250,974	2,674
Deferred offering expense	145,829	—
Prepaid expenses	17,880	—
Total Assets	2,490,618,615	105,214,002
Liabilities:
Payable to custodian	—	54,085
Distributions payable	203,241	—
Payable for Fund shares repurchased	—	69,621
Payable for investments purchased	511,738	5,692,479
Payable for investment advisory fees	3,988,380	19,051
Payable for payroll expenses	128,843	581
Payable for accounting fees	11,250	1,000
Payable for auction agent fees	2,840,609	—
Payable for spin-off expenses	302,679	—
Other accrued expenses	256,078	8,722
Total Liabilities	8,242,818	5,845,539
Cumulative Preferred Shares:
Series A Preferred Shares (5.875%, $25 liquidation value, $0.001 par value, 3,200,000 shares authorized with 3,048,019 shares issued and outstanding)	76,200,475
Series B Preferred Shares (Auction Market, $25,000 liquidation value, $0.001 par value, 4,000 shares authorized with 3,600 shares issued and outstanding)	90,000,000
Series C Preferred Shares (Auction Market, $25,000 liquidation value, $0.001 par value, 4,800 shares authorized with 4,320 shares issued and outstanding)	108,000,000
Series D Preferred Shares (6.000%, $25 liquidation value, $0.001 par value, 2,600,000 shares authorized with 2,542,296 shares issued and outstanding)	63,557,400
Series E Preferred Shares (Auction Rate, $25,000 liquidation value, $0.001 par value, 5,400 shares authorized with 4,860 shares issued and outstanding)	121,500,000
Total Preferred Shares	459,257,875
Net Assets Attributable to Common Shareholders	$2,023,117,922	$ 99,368,463
Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$1,159,071,010	$ 99,259,752
Accumulated net investment income/(loss)	2,610,695	(25,991)
Accumulated net realized loss on investments and foreign currency transactions	(14,907,330)	(53)
Net unrealized appreciation on investments	876,338,889	134,744
Net unrealized appreciation on foreign currency translations	4,658	11
Net Assets	$2,023,117,922	$ 99,368,463
Net Asset Value per Common Share:
Net Assets	$2,023,117,922	$ 99,368,463
Shares outstanding ($0.001 par value; unlimited number of shares authorized)	82,774,478	8,271,048
Net Asset Value per Common Share	$24.44	$12.01

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust and The Gabelli Global Small and Mid Cap Value Trust

Statements of Operations

	The Gabelli Dividend & Income Trust For the Six Months Ended June 30, 2014 (Unaudited)	The Gabelli Global Small and Mid Cap Value Trust For the Period Ended June 30, 2014 (Unaudited)(a)
Investment Income:
Dividends (net of foreign withholding taxes of $894,357 and $400, respectively)	$36,225,815	$2,663
Interest	259,872	696

Total Investment Income	36,485,687	3,359

Expenses:
Investment advisory fees	12,211,678	19,051
Global Trust spin-off expenses	700,000	—
Shareholder communications expenses	196,179	4,255
Custodian fees	145,692	638
Trustees’ fees	124,078	953
Payroll expenses	96,487	581
Legal and audit fees	46,751	1,422
Shareholder services fees	22,789	733
Accounting fees	22,500	1,000
Interest expense	2,150	—
Miscellaneous expenses	145,349	717

Total Expenses	13,713,653	29,350

Net Investment Income/(Loss)	22,772,034	(25,991)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain/(loss) on investments	78,533,852	(43)
Net realized loss on foreign currency transactions	(39,735)	(10)

Net realized gain/(loss) on investments and foreign currency transactions	78,494,117	(53)

Net change in unrealized appreciation:
on investments	75,305,099	134,744
on foreign currency translations	6,184	11

Net change in unrealized appreciation on investments and foreign currency translations	75,311,283	134,755

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	153,805,400	134,702

Net Increase in Net Assets Resulting from Operations	176,577,434	108,711

Total Distributions to Preferred Shareholders	(7,337,557)	—

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$169,239,877	$108,711

(a)	The Gabelli Global Small and Mid Cap Value Trust commenced investment operations on June 23, 2014.

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust and The Gabelli Global Small and Mid Cap Value Trust

Statements of Changes in Net Assets Attributable to Common Shareholders

	The Gabelli Dividend & Income Trust			The Gabelli Global Small and Mid Cap Value Trust
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013	Period Ended June 30, 2014 (Unaudited)(a)
Operations:
Net investment income/(loss)	$22,772,034		$29,739,500	$(25,991)
Net realized gain/(loss) on investments and foreign currency transactions	78,494,117		174,857,302	(53)
Net change in unrealized appreciation on investments and foreign currency translations	75,311,283		359,066,285	134,755

Net Increase in Net Assets Resulting from Operations	176,577,434		563,663,087	108,711

Distributions to Preferred Shareholders:
Net investment income	(1,784,103	)*	(4,483,368)	—
Net realized capital gain	(5,553,454	)*	(10,402,917)	—

Total Distributions to Preferred Shareholders	(7,337,557)		(14,886,285)	—

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	169,239,877		548,776,802	108,711

Distributions to Common Shareholders:
Net investment Income	(20,627,400	)*	(25,687,928)	—
Net realized capital gain	(69,249,128	)*	(59,607,256)	—
Return of capital	(57,462,042	)*	—	—

Total Distributions to Common Shareholders	(147,338,570)		(85,295,184)	—

Fund Share Transactions:
Net increase in net assets from common shares issued in offering	—		—	99,329,373
Net decrease from repurchase of common shares	—		(1,064,150)	(69,621)

Net Increase/(Decrease) in Net Assets from Fund Share Transactions	—		(1,064,150)	99,259,752

Net Increase in Net Assets Attributable to Common Shareholders	21,901,307		462,417,468	99,368,463

Net Assets Attributable to Common Shareholders:
Beginning of period	2,001,216,615		1,538,799,147	—

End of period (including undistributed net investment income of $2,610,695, $2,250,164, and $0, respectively)	$2,023,117,922		$2,001,216,615	$99,368,463

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	The Gabelli Global Small and Mid Cap Value Trust commenced investment operations on June 23, 2014.

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2014		Year Ended December 31,
	(Unaudited)		2013	2012	2011	2010	2009
Operating Performance:
Net asset value, beginning of year	$ 24.18		$ 18.58	$ 17.24	$ 17.64	$ 15.58	$ 12.68
Net investment income	0.28		0.36	0.47	0.38	0.34	0.41
Net realized and unrealized gain on investments, swap contracts, and foreign currency transactions	1.85		6.45	2.00	0.28	2.63	3.64
Total from investment operations	2.13		6.81	2.47	0.66	2.97	4.05
Distributions to Preferred Shareholders: (a)
Net investment income	(0.02	)*	(0.05)	(0.09)	(0.11)	(0.16)	(0.16)
Net realized gain	(0.07	)*	(0.13)	(0.08)	(0.05)	—	—
Total distributions to preferred shareholders	(0.09)		(0.18)	(0.17)	(0.16)	(0.16)	(0.16)
Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	2.04		6.63	2.30	0.50	2.81	3.89
Distributions to Common Shareholders:
Net investment income	(0.25	)*	(0.31)	(0.37)	(0.27)	(0.16)	(0.21)
Net realized gain on investments	(0.84	)*	(0.72)	(0.31)	(0.14)	—	—
Return of capital	(0.69	)*	—	(0.28)	(0.49)	(0.60)	(0.78)
Total distributions to common shareholders	(1.78)		(1.03)	(0.96)	(0.90)	(0.76)	(0.99)
Fund Share Transactions:
Increase in net asset value from repurchase of common shares	—		0.00(b )	0.00(b )	0.00(b )	0.01	0.00 (b)
Increase in net asset value from repurchase of preferred shares	—		—	—	—	—	0.00 (b)
Total from Fund share transactions	—		0.00 (b)	0.00 (b)	0.00 (b)	0.01	0.00 (b)
Net Asset Value Attributable to Common Shareholders, End of Period	$ 24.44		$ 24.18	$ 18.58	$ 17.24	$ 17.64	$ 15.58
NAV total return †	8.62%		36.47%	14.40%	3.61%	19.73%	35.49%
Market value, end of period	$ 21.90		$ 22.17	$ 16.18	$ 15.42	$ 15.36	$ 13.11
Investment total return ††	7.03%		44.38%	11.38%	6.42%	23.90%	40.35%
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$2,482,375		$2,460,474	$1,998,057	$1,888,654	$1,924,427	$1,759,526
Net assets attributable to common shares, end of period (in 000’s)	$2,023,118		$2,001,217	$1,538,799	$1,429,397	$1,465,169	$1,300,268
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	2.29	%(c)	1.65%	2.62%	2.12%	2.18%	3.18%
Ratio of operating expenses to average net assets attributable to common shares before fees waived	1.38	%(c)	1.34%	1.41%	1.50%	1.53%	1.66%
Ratio of operating expenses to average net assets attributable to common shares net of advisory fee reduction, if any	1.38	%(c)	1.34%	1.41%	1.40%	1.53%	1.66%
Ratio of operating expenses to average net assets including liquidation value of preferred shares before fees waived	1.12	%(c)	1.07%	1.08%	1.14%	1.14%	1.16%
Ratio of operating expenses to average net assets including liquidation value of preferred shares net of advisory fee reduction, if any	1.12	%(c)	1.07%	1.08%	1.07%	1.14%	1.16%
Portfolio turnover rate	8.7%		15.8%	14.5%	15.0%	19.0%	13.3%

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2014	Year Ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
5.875% Series A Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$ 76,200	$ 76,200	$ 76,200	$ 76,200	$ 76,201	$ 76,201
Total shares outstanding (in 000’s)	3,048	3,048	3,048	3,048	3,048	3,048
Liquidation preference per share	$ 25.00	$ 25.00	$ 25.00	$ 25.00	$ 25.00	$ 25.00
Average market value (d)	$ 25.18	$ 25.31	$ 25.72	$ 25.30	$ 24.98	$ 23.34
Asset coverage per share	$ 135.13	$ 133.94	$ 108.77	$ 102.81	$ 104.76	$ 95.78
Series B Auction Market Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$ 90,000	$ 90,000	$ 90,000	$ 90,000	$ 90,000	$ 90,000
Total shares outstanding (in 000’s)	4	4	4	4	4	4
Liquidation preference per share	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000
Liquidation value (e)	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000
Asset coverage per share	$135,130	$133,938	$108,766	$102,810	$104,757	$ 95,781
Series C Auction Market Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$108,000	$108,000	$108,000	$108,000	$108,000	$108,000
Total shares outstanding (in 000’s)	4	4	4	4	4	4
Liquidation preference per share	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000
Liquidation value (e)	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000
Asset coverage per share	$135,130	$133,938	$108,766	$102,810	$104,757	$ 95,781
6.000% Series D Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$ 63,557	$ 63,557	$ 63,557	$ 63,557	$ 63,557	$ 63,557
Total shares outstanding (in 000’s)	2,542	2,542	2,542	2,542	2,542	2,542
Liquidation preference per share	$ 25.00	$ 25.00	$ 25.00	$ 25.00	$ 25.00	$ 25.00
Average market value (d)	$ 25.56	$ 26.25	$ 26.79	$ 26.09	$ 25.52	$ 24.44
Asset coverage per share	$ 135.13	$ 133.94	$ 108.77	$ 102.81	$ 104.76	$ 95.78
Series E Auction Rate Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$121,500	$121,500	$121,500	$121,500	$121,500	$121,500
Total shares outstanding (in 000’s)	5	5	5	5	5	5
Liquidation preference per share	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000
Liquidation value (e)	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000
Asset coverage per share	$135,130	$133,938	$108,766	$102,810	$104,757	$ 95,781
Asset Coverage (f)	541%	536%	435%	411%	419%	383%

†

For six months ended June 30, 2014 and the year ended 2013 based on net asset value per share and reinvestment of distributions at net asset value on the ex-dividend date. The years ended 2012, 2011, 2010, and 2009 were based on net asset value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

††

Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based upon average common shares outstanding on the record dates throughout the period.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)	Based on weekly prices.
(e)	Since February 2008, the weekly auctions have failed. Holders that have submitted orders have not been able to sell any or all of their shares in the auction.
(f)	Asset coverage is calculated by combining all series of preferred shares.

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Period Ended June 30, 2014(a) (Unaudited)
Operating Performance:
Net asset value, beginning of period	$ 12.00
Net investment loss	(0.00	)(b)
Net realized and unrealized gain on investments and foreign currency transactions	0.01
Total from investment operations	0.01
Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	0.01
Fund Share Transactions:
Increase in net asset value from repurchase of common shares	0.00	(b)
Total from Fund share transactions	0.00	(b)
Net Asset Value Attributable to Common Shareholders, End of Period	$ 12.01
NAV total return †	0.08%
Market value, end of period	$ 10.78
Investment total return ††	(10.17)%
Ratios to Average Net Assets and Supplemental Data:
Net assets end of period (in 000’s)	$99,368
Ratio of net investment income to average net assets	(1.36	)%(c)
Ratio of operating expenses to average net assets	1.54	%(c)
Portfolio turnover rate	0.0%

†	Based on net asset value per share. Total return for a period of less than one year is not annualized.
††	Based on market value per share. Total return for a period of less than one year is not annualized.
(a)	The Gabelli Global Small and Mid Cap Value Trust commenced investment operations on June 23, 2014.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust and The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Dividend & Income Trust (“Dividend Trust”) currently operates as a diversified closed-end management investment company organized as a Delaware statutory trust on November 18, 2003 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Investment operations commenced on November 28, 2003.

Dividend Trust’s investment objective is to provide a high level of total return on its assets with an emphasis on dividends and income. Dividend Trust will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in dividend paying securities (such as common and preferred stock) or other income producing securities (such as fixed income debt securities and securities that are convertible into equity securities).

The Gabelli Global Small and Mid Cap Value Trust (“Global Trust”) is a diversified closed-end management investment company organized as a Delaware statutory trust on August 19, 2013 and registered under the 1940 Act. Investment operations commenced on June 23, 2014. Global Trust had no operations prior to June 23, 2014, other than matters relating to its organization and registration as a closed end management company under the 1940 Act, and the sale of 8,333 common shares for $100,000 on January 22, 2014 to Dividend Trust. On June 23, 2014, Dividend Trust contributed $99,229,373 in cash in exchange for 8,269,115 shares of Global Trust, and on the same date distributed such shares to the holders of record on June 16, 2014 at the rate of one common share of Global Trust for every ten common shares of Dividend Trust.

Global Trust’s investment objective is to seek long term growth of capital. Global Trust will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities (such as common stock and preferred stock) of companies with small or medium sized market capitalizations (“small cap” and “mid cap” companies, respectively) and at least 40% of its total assets in the equity securities of companies located outside the U.S. and in at least three countries.

2. Significant Accounting Policies. Dividend Trust and Global Trust (each a “Fund”, collectively, the “Funds”) financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees for Dividend Trust or the Board of Trustees for Global Trust (the “Board” or the “Boards”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

The Gabelli Dividend & Income Trust and The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Gabelli Dividend & Income Trust and The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

The summary of Dividend Trust’s investments in securities by inputs used to value its investments as of June 30, 2014 is as follows:

	Dividend Trust
	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Aerospace	$ 55,677,950	—	$308,215	$ 55,986,165
Energy and Utilities: Integrated	78,773,824	—	68,670	78,842,494
Telecommunications	105,342,084	$ 1,045,040	—	106,387,124
Other Industries (a)	2,158,651,424	—	—	2,158,651,424

Total Common Stocks	2,398,445,282	1,045,040	376,885	2,399,867,207

Preferred Stocks (a)	2,280,117	—	—	2,280,117
Convertible Preferred Stocks
Financial Services	—	—	28,500	28,500
Other Industries (a)	9,889,881	—	—	9,889,881

Total Preferred Stocks and Convertible Preferred Stocks	12,169,998	—	28,500	12,198,498

Warrants
Energy and Utilities: Natural Gas	869,584	—	—	869,584
Food and Beverage	—	402	—	402

Total Warrants	869,584	402	—	869,986

Corporate Bonds	—	16,017,999	72,562	16,090,561
U.S. Government Obligations	—	56,276,818	—	56,276,818

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,411,484,864	$73,340,259	$477,947	$2,485,303,070

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The summary of Global Trust’s investments in securities by inputs used to value its investments as of June 30, 2014 is as follows:

	Global Trust
	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 6/30/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$21,654,787	—	$ 21,654,787
U.S. Government Obligations	—	$83,556,541	83,556,541

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$21,654,787	$83,556,541	$105,211,328

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Dividend Trust did not have material transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2014. Global Trust did not have transfers among Level 1 and Level 2 during the period ended June 30, 2014. The Funds’ policy is to recognize transfers among Levels as of the beginning of the reporting period.

The Gabelli Dividend & Income Trust and The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Funds use recognized industry pricing services – approved by the Boards and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Boards the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Funds may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of achieving additional return or of hedging the value of a Fund’s portfolio, increasing the income of a Fund, hedging or protecting its exposure to interest rate movements and movements in the securities markets, managing risks, protecting the value of its portfolio against uncertainty in the level of future currency exchange rates, or hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, a Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which a Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on a Fund’s ability to pay distributions.

The Funds’ derivative contracts held at June 30, 2014, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

The Gabelli Dividend & Income Trust and The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, a Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. A Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit a Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of a Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that a Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on a Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of a Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of a Fund’s commodity interest transactions would not exceed 100% of the market value of a Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, a Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, a Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage a Fund, and on a Fund’s performance.

Foreign Currency Translations. The books and records of each Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

The Gabelli Dividend & Income Trust and The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Funds are not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Boards. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Boards will monitor their liquidity. For the restricted securities the Funds held as of June 30, 2014, refer to the Schedules of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as a Fund becomes aware of such dividends.

Custodian Fee Credits. When cash balances are maintained in the custody account, the Funds receive credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by a Fund, timing differences, and differing characterizations of distributions made by a Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Funds.

Under Dividend Trust’s current common share distribution policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the calendar year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long term capital gains as a Capital Gain Distribution, subject to the maximum federal income tax rate and may cause such gains to be treated as ordinary income. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return

The Gabelli Dividend & Income Trust and The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of Dividend Trust’s 5.875% Series A Preferred Shares, Series B Auction Market Preferred Shares, Series C Auction Market Preferred Shares, 6.000% Series D Preferred Shares, and Series E Auction Rate Preferred Shares (“Preferred Shares”) are recorded on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended December 31, 2013 for Dividend Trust was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income	$26,125,755	$4,559,641
Net long term capital gains	59,169,429	10,326,644

Total distributions paid	$85,295,184	$14,886,285

Global Trust expects to distribute its net investment income and net realized capital gains, if any, annually.

Provision for Income Taxes. Dividend Trust intends to continue to qualify as, and Global Trust intends to qualify as, regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of each Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of December 31, 2013, the components of accumulated earnings/losses on a tax basis for Dividend Trust were net unrealized appreciation on investments and foreign currency translations of $784,683,563.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2014:

	Dividend Trust
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,619,608,423	$906,448,170	$(40,753,523)	$865,694,647
		Global Trust
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$105,076,584	$206,936	$(72,192)	$134,744

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the

The Gabelli Dividend & Income Trust and The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2014, Dividend Trust did not incur any income tax, interest, or penalty. As of June 30, 2014, the Adviser has reviewed all open tax years and concluded that there was no impact to Dividend Trust’s net assets or results of operations. Dividend Trust’s federal and state tax returns for the prior three fiscal years remain open, subject to examination by these taxing authorities. As of June 30, 2014, there were no open tax years for Global Trust. On an ongoing basis, the Adviser will monitor the Funds’ tax positions to determine if adjustments to this conclusion are necessary.

3. Agreements and Transactions with Affiliates. Each Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred shares. In accordance with the Advisory Agreements, the Adviser provides a continuous investment program for each Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

The Adviser has agreed to reduce the management fee on the incremental assets attributable to Dividend Trust’s Preferred Shares if the total return of the NAV of the common shares of Dividend Trust, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate of each particular series of the Preferred Shares for the year. Dividend Trust’s total return on the NAV of the common shares is monitored on a monthly basis to assess whether the total return on the NAV of the common shares exceeds the stated dividend rate of each particular series of Preferred Shares for the period. For the six months ended June 30, 2014, Dividend Trust’s total return on the NAV of the common shares exceeded the stated dividend rate of the outstanding Preferred Shares. Thus, advisory fees were accrued on these assets.

During the six months ended June 30, 2014, Dividend Trust and Global Trust paid brokerage commissions on security trades of $140,441 and $3,317, respectively, to G.research, Inc., an affiliate of the Adviser.

The cost of calculating each Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2014, Dividend Trust and Global Trust paid or accrued $22,500 and $1,000, respectively, to the Adviser in connection with the cost of computing each Fund’s NAV.

As per the approval of the Boards, Dividend Trust and Global Trust compensate officers of each Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2014, Dividend Trust and Global Trust paid or accrued $96,487 and $581 in payroll expenses in the Statement of Operations, respectively.

Dividend Trust pays each Trustee who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, the Audit Committee Chairman receives an annual fee of $3,000, the Proxy Voting Committee Chairman receives an annual fee of $1,500, the Nominating Committee Chairman and the Lead Trustee each receive an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation

The Gabelli Dividend & Income Trust and The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

Global Trust pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended, the Audit Committee Chairman receives an annual fee of $2,000, the Proxy Voting Committee Chairman receives an annual fee of $1,000, the Nominating Committee Chairman and the Lead Trustee each receive an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2014, other than short term securities and U.S. Government obligations, aggregated $204,240,511 and $226,720,980, respectively, for Dividend Trust and $21,519,589 and $0, respectively, for Global Trust.

5. Capital. Dividend Trust is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase and retirement of its shares on the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2014 and the year ended December 31, 2013, Dividend Trust did not repurchase common shares of beneficial interest in the open market.

Global Trust is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase and retirement of its shares on the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the period ended June 30, 2014, Global Trust repurchased and retired 6,400 of its common shares at a cost of $69,621 and an average discount of 9.37% from its liquidation preference.

Transactions in common shares were as follows:

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Dividend Trust		Dividend Trust
	Shares	Amount	Shares	Amount
Net decrease from repurchase of common shares	—	$—	(53,241)	$(1,064,150)

	Period Ended June 30, 2014 (Unaudited)
	Global Trust
	Shares	Amount
Initial seed capital	8,333	$ 100,000
Additional shares issued in conjunction with the spin-off from Dividend Trust	8,269,115	99,229,373
Decrease from repurchase of common shares	(6,400)	(69,621)

Net increase from issuance and repurchase of common shares	8,271,048	$99,259,752

The Gabelli Dividend & Income Trust and The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

A shelf registration for Dividend Trust authorizing the offering of an additional $500 million of common or preferred shares or notes was declared effective by the SEC on July 11, 2013.

Dividend Trust’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Statements of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A, Series B, Series C, Series D, and Series E Preferred Shares at redemption prices of $25, $25,000, $25,000, $25, and $25,000, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict Dividend Trust’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on Dividend Trust’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

For Series B, Series C, and Series E Preferred Shares, the dividend rates, as set by the auction process that is generally held every seven days, are expected to vary with short term interest rates. Since February 2008, the number of Series B, Series C, and Series E Preferred Shares subject to bid orders by potential holders has been less than the number of shares of Series B, Series C, and Series E Preferred Shares subject to sell orders. Holders that have submitted sell orders have not been able to sell any or all of the Series B, Series C, and Series E Preferred Shares for which they have submitted sell orders. Therefore the weekly auctions have failed, and the dividend rate has been the maximum rate. The current maximum rate for Series B, Series C, and Series E Preferred Shares is 150%, 150%, and 250%, respectively, of the seven day Telerate/British Bankers Association LIBOR rate on the date of such auction. Existing Series B, Series C, and Series E Preferred shareholders may submit an order to hold, bid, or sell such shares on each auction date, or trade their shares in the secondary market. There were no redemptions of Series B, Series C, and Series E Preferred Shares during the six months ended June 30, 2014.

Dividend Trust may redeem in whole or in part the 5.875% Series A and 6.000% Series D Preferred Shares at the redemption price at any time. The Board has authorized the repurchase of Series A and Series D Preferred Shares in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2014, Dividend Trust did not repurchase any shares of Series A or Series D Preferred Shares.

The Gabelli Dividend & Income Trust and The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

The following table summarizes Cumulative Preferred Stock information of Dividend Trust:

Series	Issue Date	Issued/ Authorized	Number of Shares Outstanding at 06/30/14	Net Proceeds	2014 Dividend Rate Range	Dividend Rate at 06/30/14	Accrued Dividend at 06/30/2014
A 5.875%	October 12, 2004	3,200,000	3,048,019	$77,280,971	Fixed Rate	5.875%	$62,177
B Auction Market	October 12, 2004	4,000	3,600	98,858,617	1.616% to 1.626%	1.624%	24,360
C Auction Market	October 12, 2004	4,800	4,320	118,630,341	1.618% to 1.629%	1.623%	19,476
D 6.000%	November 3, 2005	2,600,000	2,542,296	62,617,239	Fixed Rate	6.000%	52,965
E Auction Rate	November 3, 2005	5,400	4,860	133,379	2.618% to 2.625%	2.623%	44,263

The holders of Dividend Trust Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of Dividend Trust and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Dividend Trust’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Indemnifications. Each Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

7. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York (the “Court”) against the Executive Vice President and Chief Operating Officer (the “Officer”) of the Adviser, alleging violations of certain federal securities laws arising from the same matter. On May 2, 2014, the SEC filed with the Court a stipulation of voluntary dismissal of the civil action against the Officer, and on June 19, 2014, the Court approved the stipulation and entered an order of dismissal of the action against the Officer. The settlement by the Adviser and the disposition of the action against the Officer did not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

The Gabelli Dividend & Income Trust and The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

8. Subsequent Events. Management has evaluated the impact on the Funds of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Dividend Trust Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Global Trust Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “World Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “World Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

NASDAQ symbol for the Net Asset Value: Dividend Trust - “XGDVX” Global Trust - “XGGZX”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that each Fund may from time to time purchase its common shares in the open market when each Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Dividend Trust may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

The Gabelli Dividend & Income Trust and The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Funds file Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Shareholder Meeting – May 12, 2014 – Final Results

The Dividend Trust’s Annual Meeting of Shareholders was held on May 12, 2014 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, elected Frank J. Fahrenkopf, Jr., Anthonie C. van Ekris, and Salvatore J. Zizza as Trustees of the Dividend Trust. A total of 76,740,653 votes, 76,752,362 votes, and 76,810,730 votes were cast in favor of these Trustees and a total of 1,115,889 votes, 1,104,180 votes, and 1,045,812 votes were withheld for these Trustees, respectively. In addition, preferred shareholders, voting as a separate class, elected Anthony J. Colavita as a Trustee of the Fund. A total of 4,694,463 votes were cast in favor of this Trustee and a total of 200,015 votes were withheld for this Trustee.

Mario J. Gabelli, CFA, James P. Conn, Mario d’Urso, Michael J. Melarkey, Salvatore M. Salibello CPA, and Edward T. Tokar continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

Certifications

The Dividend Trust’s Chief Executive Officer has certified to the New York Stock Exchange (“NYSE”) that, as of June 11, 2014, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

THE GABELLI DIVIDEND & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Barbara G. Marcin, CFA, joined GAMCO Investors, Inc. in 1999 and currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Prior to joining GAMCO, Ms. Marcin was head of value investments at Citibank Global Asset Management. Ms. Marcin graduated with Distinction as an Echols Scholar from the University of Virginia and holds an MBA degree from Harvard University’s Graduate School of Business.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC and co-manages the Fund. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA from the Wharton School at the University of Pennsylvania.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst. He focuses on companies in the cardiovascular, healthcare services, and pharmacy benefits management sectors, among others. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst. He focuses on companies in the cardiovascular, healthcare services, and pharmacy benefits management sectors, among others. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

THE GABELLI DIVIDEND & INCOME TRUST

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

TRUSTEES	TRUSTEES
GDV	GGZ

Mario J. Gabelli, CFA

Chairman &

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Mario d’Urso

Former Italian Senator

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Partner,

Avansino, Melarkey, Knobel,

Mulligan & McKenzie

Salvatore M. Salibello, CPA

Partner,

Salibello & Company

Edward T. Tokar

Senior Managing Director,

Beacon Trust Company

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Mario J. Gabelli, CFA

Chairman &

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

GDV, GGZ Q2/2014

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/14 through 01/31/14	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – 82,774,478 Preferred Series A – 3,048,019 Preferred Series D – 2,542,296
Month #2 02/01/14 through 02/28/14	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – 82,774,478 Preferred Series A – 3,048,019 Preferred Series D – 2,542,296
Month #3 03/01/14 through 03/31/14	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – 82,774,478 Preferred Series A – 3,048,019 Preferred Series D – 2,542,296
Month #4 04/01/14 through 04/30/14	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – 82,774,478 Preferred Series A – 3,048,019 Preferred Series D – 2,542,296
Month 05/01/14 through 05/31/14	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – 82,774,478 Preferred Series A – 3,048,019 Preferred Series D – 2,542,296
Month #6 06/01/14 through 06/30/14	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – 82,774,478 Preferred Series A – 3,048,019 Preferred Series D – 2,542,296

Total	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	Common – N/A Preferred Series A – N/A Preferred Series D – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Dividend & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 9/4/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 9/4/2014

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 9/4/2014

*	Print the name and title of each signing officer under his or her signature.